Stock-Based Compensation (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year	2,410,134	2,294,714
Shares, Options granted	302,519	237,315	1,547,550
Shares, Options exercised		0
Options forfeited or expired		(121,895)
Shares, Outstanding at end of year		2,410,134	2,294,714
Shares, Exercisable at end of year		1,385,199
Shares, Vested and expected to vest		2,350,688
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.28	$ 2.14
Weighted Average Exercise Price, Options granted		$ 0.64
Weighted Average Exercise Price, Options exercised		$ 0
Weighted Average Exercise Price, Options forfeited or expired		$ 3.27
Weighted Average Exercise Price, Outstanding at end of year		$ 1.28	$ 2.14
Weighted Average Exercise Price, Exercisable at end of year		$ 1.46
Weighted Average Exercise Price, Vested and expected to vest at end of year		$ 1.29